Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Shared Expenses remibursed	$ 20,808	$ 15,349	$ 8,447
Investment management fees	$ 21,000	$ 28,000	$ 28,000